Related party transactions - Summary of Revenue and Purchase of Goods, Services And Other for Related Party (Details) - Related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 138,674	$ 132,949	$ 134,966
Purchases of goods, related party transactions	2,602,551	2,465,762	1,764,050
Volvo Cars
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	86,460	64,558	79,646
Purchases of goods, related party transactions	2,341,970	2,215,643	558,007
Volvofinans Bank AB
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	7,215	555	0
Ziklo Bank AB
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	46,319	68,391	52,973
Purchases of goods, related party transactions	463	1,003	5,748
Wuhan Lotus Cars Co., LTD.
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	425	0	2,347
Purchases of goods, related party transactions	252,888	248,553	1,200,295
Other related parties
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	15	8	0
Wuhan Lotus Cars Co., LTD
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 5,470	$ 0	$ 0